Income Taxes (Effective Income Tax) (Parenthetical) (Detail)	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Income Tax Disclosure [Abstract]
Tax Percentage on noncontrolling interest	(3.70%)	(4.40%)